Lincoln Financial

Law Department
The Lincoln National Life Insurance Company
1301 S. Harrison Street
Fort Wayne, IN 46802

Phone: 336-691-3892
Jassmin.McIver-Jones@LFG.com
VIA EDGAR

August 17, 2026

Securities and Exchange Commission
100 F Street NE
Washington, D.C.  20549

Lincoln Life Variable Annuity Account N: 333-186894; 811-08517

Lincoln New York Account N for Variable Annuities: 333-186895; 811-09763

Commissioners:

On behalf of The Lincoln National Life Insurance Company and Lincoln Life & Annuity Company of New York (together, the “Companies”) and the above referenced Separate Accounts, we are filing a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933.  In this regard, we certify that the form of each prospectus for certain variable annuity contract offered  by the Companies through each Separate Account otherwise required to be filed under paragraph (c ) of Rule 497 would not differ from the form of prospectus, as supplemented, contained in the post-effective amendments filed on August 10, 2026.

Sincerely,

Jassmin McIver-Jones